UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Callahan Advisors, LLC

Address:   3555 Timmons Lane, Suite 600
           Houston, Texas 77027


Form 13F File Number: 028-12463


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas P. Callahan
Title:  Chairman
Phone:  (713) 572-3366

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas P. Callahan             Houston, Texas                     10/24/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              97

Form 13F Information Table Value Total:  $      158,893
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Apple Computer Inc           COM            037833100     1364     3576 SH       SOLE                  3351      0    0
Abbott Laboratories          COM            002824100     3530    69023 SH       SOLE                 65269      0    0
Ace Limited                  COM            H0023R105     2207    36425 SH       SOLE                 35000      0    0
Accenture PLC CL A           COM            G1151C101     1063    20170 SH       SOLE                 18820      0    0
Allergan Inc                 COM            018490102      266     3227 SH       SOLE                  2727      0    0
Apache Corp                  COM            037411105     1027    12799 SH       SOLE                 11819      0    0
Anadarko Petroleum Corp      COM            032511107      627     9944 SH       SOLE                  9512      0    0
Avon Products Inc            COM            054303102      952    48581 SH       SOLE                 48181      0    0
American Express Company     COM            025816109     2524    56206 SH       SOLE                 55431      0    0
Bank Of America Corp         COM            060505104      121    19828 SH       SOLE                 19200      0    0
Brookfield Asset Mgmt        COM            112585104     1968    71432 SH       SOLE                 68232      0    0
Baxter International Inc     COM            071813109     2107    37535 SH       SOLE                 35685      0    0
Bard C R Incorporated        COM            067383109     1515    17310 SH       SOLE                 16775      0    0
Bunge Limited                COM            G16962105     1121    19236 SH       SOLE                 18436      0    0
Bhp Billiton Ltd Adr         COM            088606108     2240    33711 SH       SOLE                 32684      0    0
Brookfield Infra Ptnrs       COM            G16252101     1301    53441 SH       SOLE                 50841      0    0
Bank Of Nova Scotia          COM            064149107     2615    52145 SH       SOLE                 50220      0    0
Berkshire Hathaway Cl B      COM            084670702     3148    44315 SH       SOLE                 43415      0    0
Peabody Energy Corp          COM            704549104     1813    53506 SH       SOLE                 52000      0    0
Caterpillar Inc              COM            149123101     2634    35673 SH       SOLE                 34091      0    0
Cullen Frost Bankers         COM            229899109     1603    34949 SH       SOLE                 33746      0    0
Chesapeake Energy Corp       COM            165167107      577    22595 SH       SOLE                 21995      0    0
C H Robinson Worldwd New     COM            12541W209      605     8831 SH       SOLE                  8406      0    0
Core Laboratories N V        COM            N22717107      920    10245 SH       SOLE                  9695      0    0
Cliffs Natural Resources Inc COM            18683K101      631    12338 SH       SOLE                 11663      0    0
Clorox Company               COM            189054109      537     8100 SH       SOLE                  8100      0    0
Compass Minerals Intl        COM            20451N101      401     6000 SH       SOLE                  6100      0    0
Canadian Natl Ry Co          COM            136375102     1852    27821 SH       SOLE                 26870      0    0
Consol Energy Inc            COM            20854P109      305     8977 SH       SOLE                  8227      0    0
Cisco Systems Inc            COM            17275R102     1685   108739 SH       SOLE                106182      0    0
C V S Caremark Corp          COM            126650100     1716    51099 SH       SOLE                 48999      0    0
Chevron Corp                 COM            166764100     2571    27772 SH       SOLE                 11663      0    0
Cypress Semiconductor        COM            232806109      305     8977 SH       SOLE                  8227      0    0
Dominion Res Inc Va New      COM            25746U109     3077    60599 SH       SOLE                 58499      0    0
Du Pont E I De Nemour&Co     COM            263534109     1956    48945 SH       SOLE                 47067      0    0
Diageo Plc New Adr           COM            25243Q205     2415    31811 SH       SOLE                 31331      0    0
Discover Financial Svcs      COM            254709108     1606    70000 SH       SOLE                 70000      0    0
Disney Walt Hldg Co          COM            254687106     1532    50783 SH       SOLE                 49758      0    0
E M C Corp Mass              COM            268648102     1045    49762 SH       SOLE                 47077      0    0
Emerson Electric Co          COM            291011104     2207    53426 SH       SOLE                 50626      0    0
Enterprise Prd Prtnrs Lp     COM            293792107      333     8299 SH       SOLE                  8299      0    0
Express Scripts Inc          COM            302182100     1867    50358 SH       SOLE                 48538      0    0
Fiserv Inc                   COM            337738108     1440    28355 SH       SOLE                 27425      0    0
General Dynamics Corp        COM            369550108      512     9000 SH       SOLE                  9000      0    0
General Electric Company     COM            369604103     2698   177275 SH       SOLE                170209      0    0
Graco Incorporated           COM            384109104      205     6000 SH       SOLE                  6000      0    0
Gilead Sciences Inc          COM            375558103      410    10570 SH       SOLE                 10420      0    0
General Mills Inc            COM            370334104     2798    72686 SH       SOLE                 69132      0    0
Harris Corporation           COM            413875105      808    23641 SH       SOLE                 22756      0    0
Intl Business Machines       COM            459200101     3917    22399 SH       SOLE                 21574      0    0
Intel Corp                   COM            458140100     3601   168772 SH       SOLE                160756      0    0
Johnson & Johnson            COM            478160104     4412    69279 SH       SOLE                 66728      0    0
J. P. Morgan Chase & Co.     COM            46625H100     1947    64627 SH       SOLE                 61713      0    0
Nordstrom Inc                COM            655664100      699    15303 SH       SOLE                 13932      0    0
Kinder Morgan Inc            COM            49455P101     3381   130599 SH       SOLE                124438      0    0
Coca Cola Company            COM            191216100     1273    18846 SH       SOLE                 17921      0    0
Lowes Companies Inc          COM            548661107      476    24594 SH       SOLE                 24369      0    0
Mc Donalds Corp              COM            580135101     4551    51825 SH       SOLE                 49511      0    0
Altria Group Inc.            COM            02209S103      205     7637 SH       SOLE                  7310      0    0
Monsanto Co New Del          COM            61166W101      842    14018 SH       SOLE                 13693      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Microsoft Corp               COM            594918104      275    11039 SH       SOLE                 11039      0    0
NextEra Energy, Inc          COM            65339F101     2293    42445 SH       SOLE                 40417      0    0
Nike Inc Class B             COM            654106103     2704    31625 SH       SOLE                 30850      0    0
National Presto Inds Inc     COM            637215104      356     4100 SH       SOLE                  4100      0    0
Northern TRUST Corp          COM            665859104      415    11861 SH       SOLE                 11111      0    0
Oracle Corporation           COM            68389X105     2984   103812 SH       SOLE                100294      0    0
Paychex Inc                  COM            704326107     1424    53982 SH       SOLE                 52782      0    0
Pepsico Incorporated         COM            713448108     2829    45702 SH       SOLE                 43902      0    0
Petsmart Inc                 COM            716768106     2084    48868 SH       SOLE                 46716      0    0
Pfizer Incorporated          COM            717081103     2928   165621 SH       SOLE                158970      0    0
Procter & Gamble Co          COM            742718109     3880    61413 SH       SOLE                 59088      0    0
Polaris Industries Inc       COM            731068102      471     9429 SH       SOLE                  7694      0    0
Philip Morris Intl Inc       COM            718172109      406     6504 SH       SOLE                  6250      0    0
Regions Financial Cp New     COM            7591EP100       40    12000 SH       SOLE                 12000      0    0
Raytheon Company New         COM            755111507      213     5200 SH       SOLE                  5200      0    0
Scana Corporation New        COM            80589M102     2441    60345 SH       SOLE                 58091      0    0
Sch St US Trsr Etf           ETF            808524862     4254    84203 SH       SOLE                 84203      0    0
Sch US Tips Etf              ETF            808524870     2284    41969 SH       SOLE                 41669      0    0
Service Corp Intl            COM            817565104      354    38633 SH       SOLE                 38283      0    0
Ishares 1-3 yr T-Bond        ETF            464287457     5258    62174 SH       SOLE                 61274      0    0
Synovus Financial Corp       COM            87161C105       18    16500 SH       SOLE                 16500      0    0
Stericycle Inc               COM            858912108     1304    16155 SH       SOLE                 15500      0    0
Sysco Corporation            COM            871829107     1186    45796 SH       SOLE                 42267      0    0
A T & T Corp                 COM            00206R102     3346   117311 SH       SOLE                112982      0    0
Target Corporation           COM            87612E106      852    17376 SH       SOLE                 16561      0    0
Telus Corp Non Vtg           COM            87971M202     1805    39045 SH       SOLE                 36645      0    0
Union Pacific Corp           COM            907818108     1374    16823 SH       SOLE                 16148      0    0
U S Bancorp Del New          COM            902973304      589    25000 SH       SOLE                 25000      0    0
Vanguard Corp Bond Etf       ETF            92206C870      546     6742 SH       SOLE                  6742      0    0
Vanguard Emerging Market     ETF            922042858      610    17019 SH       SOLE                 15094      0    0
Wells Fargo & Co New         COM            949746101      344    14269 SH       SOLE                 13819      0    0
Weatherford Intl Ltd         COM            H27013103      164    13450 SH       SOLE                 11995      0    0
Wal-Mart Stores Inc          COM            931142103     3017    58124 SH       SOLE                 56040      0    0
Weingarten Rlty Invs Sbi     COM            948741103     1502    70932 SH       SOLE                 68482      0    0
Western Union Company        COM            959802109      550    36000 SH       SOLE                 36000      0    0
Exxon Mobil Corporation      COM            30231G102     5208    71705 SH       SOLE                 66587      0    0
Xerox Corp                   COM            984121103      521    74722 SH       SOLE                 72922      0    0